Contingent liabilities, contractual commitments and guarantees	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees	9Contingent liabilities, contractual commitments and guarantees

	At
	30 Jun 2025	31 Dec 2024
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	2,855	2,876
– performance and other guarantees	20,325	19,464
– other contingent liabilities	18	18
At the end of the period	23,198	22,358
Commitments:[1]
– documentary credits and short-term trade-related transactions	1,368	1,588
– forward asset purchases and forward deposits placed	56,860	32,672
– standby facilities, credit lines and other commitments to lend	93,370	93,746
At the end of the period	151,598	128,006
1Includes £145,623m of commitments at 30 June 2025 (31 December 2024: £121,764m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.
The above table discloses the nominal principal amounts, which represent the maximum amounts at risk should the contracts be fully drawn upon and clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements.
Guarantees with terms of more than one year are subject to the group’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against group companies are disclosed in Note 10: ‘Legal proceedings and regulatory matters’. The expected credit loss provisions relating to guarantees and commitments under IFRS 9 are disclosed in
Note 8: ‘Provisions’. Further analysis of the movement in the ECL provision is disclosed within the ‘Reconciliation of changes in gross carrying/
nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees‘ table on page 23.